Cash Generated by Operations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Cash Generated by Operations
28.	CASH GENERATED BY OPERATIONS
	(Loss)/profit from continuing operations	(344.8)	(20.8)	167.9
	Mining and income taxation	(65.9)	173.2	189.5
	Royalties	62.5	62.0	78.4
	Interest expense	91.8	91.2	82.5
	Interest received	(6.8)	(5.1)	(7.3)
	Amortisation and depreciation	668.4	748.1	671.4
	Interest expense – environmental rehabilitation	11.7	12.1	10.7
	Non-cash rehabilitation income	(0.9)	(13.5)	(9.7)
	Interest received – environmental trust funds	(0.6)	(0.5)
	Impairment, net of reversal of impairment of investments and assets	520.3	200.2	76.5
	Write-off of exploration and evaluation assets	37.7	51.5	41.4
	Loss/(profit) on disposal of assets	51.6	(4.0)	(48.0)
	Profit on disposal of investments	—	—	(2.3)
	Gain on acquisition of Asanko	(51.8)	—	—
	Unrealised loss/(gain) on derivative contracts[2]	36.6	(20.7)	(14.4)
	Fair value (gain)/loss on Maverix warrants[2]	(3.8)	0.4	—
	Profit on dilution of Gold Fields’ interest in Maverix	(4.0)	—	—
	Silicosis settlement costs[2]	(4.5)	30.2
	Share-based payments	37.5	26.8	14.0
	Long-term incentive plan expense	1.1	5.0	10.5
	Payment of long-term incentive plan	(17.8)	(11.5)	—
	Borrowing costs capitalised	(17.5)	(22.9)	(15.1)
	Share of results of equity accounted investees, net of taxation	0.2	(0.3)	—
	Other[2]	(3.0)	(14.9)	0.4

	Total cash generated by operations	998.0	1,286.5	1,245.4

[2]	The item “Other” in 2017 and 2016 has been disaggregated into unrealised gain on derivative contracts, fair value loss on Maverix warrants and silicosis settlement costs.